Shareholders' Deficit- Preference Shares (Details) - $ / shares	Dec. 31, 2025	Nov. 30, 2025	Dec. 31, 2024	Nov. 30, 2024	Feb. 29, 2024	Dec. 31, 2023
Shareholders' Deficit
Preferred stock, shares authorized (in shares)		50,000,000		50,000,000	50,000,000	50,000,000
Preferred stock, par value (in dollars per share)		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued (in shares)		0		0	0	0
Preferred stock, shares outstanding (in shares)		0		0	0	0
CIK_0001843477_Spring Valley Acquisition Corp. II
Shareholders' Deficit
Preferred stock, shares authorized (in shares)	1,000,000		1,000,000
Preferred stock, par value (in dollars per share)	$ 0.0001		$ 0.0001
Preferred stock, shares issued (in shares)	0		0
Preferred stock, shares outstanding (in shares)	0		0